Result from Discontinued Operations (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations Result From Discontinued Operations 1		$ 5,172,431
Discontinued Operations Result From Discontinued Operations 2		4,852,014
Discontinued Operations Result From Discontinued Operations 3		3,622,745
Discontinued Operations Result From Discontinued Operations 4		2,956,237
Discontinued Operations Result From Discontinued Operations 5		1,549,686
Discontinued Operations Result From Discontinued Operations 6		1,895,777
Discontinued Operations Result From Discontinued Operations 7		1,418,100
Discontinued Operations Result From Discontinued Operations 8		866,749
Discontinued Operations Result From Discontinued Operations 9		2,243
Discontinued Operations Result From Discontinued Operations 10		13,431
Discontinued Operations Result From Discontinued Operations 11		1,923,787
Discontinued Operations Result From Discontinued Operations 12		2,415,061
Discontinued Operations Result From Discontinued Operations 13		840,000
Discontinued Operations Result From Discontinued Operations 14		0
Discontinued Operations Result From Discontinued Operations 15		4,184,130
Discontinued Operations Result From Discontinued Operations 16		3,295,241
Discontinued Operations Result From Discontinued Operations 17		(2,634,444)
Discontinued Operations Result From Discontinued Operations 18		(1,399,464)
Discontinued Operations Result From Discontinued Operations 19		5,662
Discontinued Operations Result From Discontinued Operations 20		7,052
Discontinued Operations Result From Discontinued Operations 21		(988)
Discontinued Operations Result From Discontinued Operations 22		(774)
Discontinued Operations Result From Discontinued Operations 23		0
Discontinued Operations Result From Discontinued Operations 24		(43,071)
Discontinued Operations Result From Discontinued Operations 25		(2,629,770)
Discontinued Operations Result From Discontinued Operations 26		(1,436,257)
Discontinued Operations Result From Discontinued Operations 27		(1,209)
Discontinued Operations Result From Discontinued Operations 28		(2,525)
Discontinued Operations Result From Discontinued Operations 29		(2,630,979)
Discontinued Operations Result From Discontinued Operations 30		(1,438,782)
Discontinued Operations Result From Discontinued Operations 31		1,289,181
Discontinued Operations Result From Discontinued Operations 32		705,004
Discontinued Operations Result From Discontinued Operations 33		(1,341,798)
Discontinued Operations Result From Discontinued Operations 34		(733,778)
Discontinued Operations Result From Discontinued Operations 1	1,311,123
Discontinued Operations Result From Discontinued Operations 2	1,273,511
Discontinued Operations Result From Discontinued Operations 3	883,915
Discontinued Operations Result From Discontinued Operations 4	831,793
Discontinued Operations Result From Discontinued Operations 5	427,208
Discontinued Operations Result From Discontinued Operations 6	441,718
Discontinued Operations Result From Discontinued Operations 7	306,342
Discontinued Operations Result From Discontinued Operations 8	335,237
Discontinued Operations Result From Discontinued Operations 9	143
Discontinued Operations Result From Discontinued Operations 10	0
Discontinued Operations Result From Discontinued Operations 11	363,910
Discontinued Operations Result From Discontinued Operations 12	689,958
Discontinued Operations Result From Discontinued Operations 13	670,395
Discontinued Operations Result From Discontinued Operations 14	1,025,195
Discontinued Operations Result From Discontinued Operations 15	(243,187)
Discontinued Operations Result From Discontinued Operations 16	(583,477)
Discontinued Operations Result From Discontinued Operations 17	601
Discontinued Operations Result From Discontinued Operations 18	1,525
Discontinued Operations Result From Discontinued Operations 19	(660)
Discontinued Operations Result From Discontinued Operations 20	(419)
Discontinued Operations Result From Discontinued Operations 21	(243,246)
Discontinued Operations Result From Discontinued Operations 22	(582,371)
Discontinued Operations Result From Discontinued Operations 23	6,671
Discontinued Operations Result From Discontinued Operations 24	5,420
Discontinued Operations Result From Discontinued Operations 25	(236,575)
Discontinued Operations Result From Discontinued Operations 26	(576,951)
Discontinued Operations Result From Discontinued Operations 27	115,922
Discontinued Operations Result From Discontinued Operations 28	282,703
Discontinued Operations Result From Discontinued Operations 29	(120,653)
Discontinued Operations Result From Discontinued Operations 30	$ (294,248)